Schedule of Investments

August 31, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [81.8%]
AIMCO CLO Equity, Ser 2021-15A
0.000%, 10/17/34(A) (B) (C)	$9,750	$7,937
ALM 2020 CLO Equity, Ser 2020-1A
0.000%, 10/15/29(A) (B) (C)	5,025	4,459
Apidos CLO XXIV, Ser 2016-24A, Cl DR
5.934%, VAR ICE LIBOR USD 3 Month + 5.800%, 10/20/30(C)	1,000	938
Apidos CLO XXVIII Equity, Ser 2017-28A
0.000%, 01/20/31(A) (B) (C)	500	280
Apidos CLO XXXII Equity, Ser 2019-32A
0.000%, 01/20/33(A) (B) (C)	2,700	2,213
Apidos CLO XXXV Equity, Ser 2021-35A
0.000%, 04/20/34(A) (B) (C)	500	457
Battalion CLO XVI Equity, Ser 2019-16A
0.000%, 12/19/32(A) (B) (C)	2,500	2,247
BlueMountain CLO, Ser 2015-2A, Cl ER
5.334%, VAR ICE LIBOR USD 3 Month + 5.200%, 07/18/27(C)	4,000	3,911
BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28(A) (B) (C)	2,750	1,141
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27(A) (B) (C)	4,925	295
BlueMountain CLO XXII Equity, Ser 2018-22A
0.000%, 07/15/31(A) (B) (C)	3,500	2,310
BlueMountain CLO XXIII Equity, Ser 2018-23A
0.000%, 10/20/31(A) (B) (C)	6,500	4,575
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
0.000%, 10/20/30(A) (B) (C)	1,500	885
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
0.000%, 01/15/30(A) (B) (C)	2,475	1,747

Description	Face Amount (000)	Value (000)
Burnham Park CLO Equity, Ser 2016-1A
0.000%, 10/20/29(A) (B) (C)	$7,000	$4,270
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
5.626%, VAR ICE LIBOR USD 3 Month + 5.500%, 10/15/30(C)	400	369
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
5.534%, VAR ICE LIBOR USD 3 Month + 5.400%, 04/17/31(C)	3,400	3,070
Carlyle Global Market Strategies CLO, Ser 2015-3A, Cl DR
5.332%, VAR ICE LIBOR USD 3 Month + 5.200%, 07/28/28(C)	500	473
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A
0.000%, 04/17/31(A) (B) (C)	500	245
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
0.000%, 07/20/31(A) (B) (C)	613	190
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A
0.000%, 07/20/34(A) (C)	7,250	6,295
Carlyle US CLO, Ser 2017-1A, Cl D
6.134%, VAR ICE LIBOR USD 3 Month + 6.000%, 04/20/31(C)	3,300	3,093
Carlyle US CLO, Ser 2018-1A, Cl D
5.884%, VAR ICE LIBOR USD 3 Month + 5.750%, 04/20/31(C)	1,250	1,187
Carlyle US CLO Equity, Ser 2015-2A
0.000%, 04/27/27(A) (B) (C)	500	40
Carlyle US CLO Equity, Ser 2017-2A
0.000%, 07/20/31(A) (B) (C)	3,750	1,988
Carlyle US CLO Equity, Ser 2018-1A
0.000%, 04/20/31(A) (B) (C)	600	366

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

August 31, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Cook Park CLO, Ser 2018-1A, Cl E
5.534%, VAR ICE LIBOR USD 3 Month + 5.400%, 04/17/30(C)	$2,000	$1,970
Crown Point CLO IV, Ser 2018-4A, Cl E
5.634%, VAR ICE LIBOR USD 3 Month + 5.500%, 04/20/31(C)	1,000	911
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29(A) (B) (C)	7,100	3,479
Dryden 75 CLO Equity, Ser 2019-75A
0.000%, 04/14/34(A) (B) (C)	500	484
Dryden 95 CLO Equity, Ser 2021-95A
0.000%, 08/20/34(A) (B) (C)	2,000	1,748
Dryden Warehouse CLO 93 Equity
0.000%, (A)	6,015	6,098
Elmwood IX CLO Equity, Ser 2021-2A
0.000%, 07/20/34(A) (B) (C)	9,650	8,527
Flatiron CLO 18 Equity, Ser 2018-1A
0.000%, 04/17/31(A) (B) (C)	750	569
Greenwood Park CLO, Ser 2018-1A, Cl E
5.076%, VAR ICE LIBOR USD 3 Month + 4.950%, 04/15/31(C)	500	484
Greenwood Park CLO Equity, Ser 2018-1A
0.000%, 04/15/31(A) (B) (C)	4,750	3,327
Grippen Park CLO Equity, Ser 2017-1A
0.000%, 01/20/30(A) (B) (C)	500	315
Highbridge Loan Management, Ser 7A-2015, Cl ER
5.125%, VAR ICE LIBOR USD 3 Month + 5.000%, 03/15/27(C)	4,778	4,671
HPS Loan Management, Ser 2016-8A, Cl ER
5.634%, VAR ICE LIBOR USD 3 Month + 5.500%, 07/20/30(C)	500	474

Description	Face Amount (000)	Value (000)
Jamestown CLO II, Ser 2013-2A, Cl DR
5.588%, VAR ICE LIBOR USD 3 Month + 5.450%, 04/22/30(C)	$3,100	$3,006
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30(A) (B) (C)	750	195
KKR CLO 13, Ser 2015-13A, Cl ER
5.076%, VAR ICE LIBOR USD 3 Month + 4.950%, 01/16/28(C)	3,000	2,985
Magnetite VII, Ser 2012-7A, Cl ER2
6.626%, VAR ICE LIBOR USD 3 Month + 6.500%, 01/15/28(C)	2,000	1,960
Magnetite XVI Equity, Ser 2015-16A
0.000%, 01/18/28(A) (B) (C)	750	263
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A
0.000%, 10/18/30(A) (B) (C)	800	552
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A
0.000%, 01/15/30(A) (B) (C)	500	360
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
0.000%, 04/16/33(A) (B) (C)	500	460
Oaktree CLO, Ser 2015-1A, Cl DR
5.334%, VAR ICE LIBOR USD 3 Month + 5.200%, 10/20/27(C)	500	491
Octagon 55 CLO Equity, Ser 2021-1A
0.000%, 07/20/34(A) (B) (C)	1,250	1,070
Octagon Investment Partners CLO Equity, Ser 2018-1A
0.000%, 01/20/31(A) (B) (C)	2,250	1,445
Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
5.275%, VAR ICE LIBOR USD 3 Month + 5.150%, 01/25/31(C)	1,533	1,429

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

August 31, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
5.588%, VAR ICE LIBOR USD 3 Month + 5.450%, 01/22/30(C)	$5,000	$4,723
Palmer Square CLO Equity, Ser 2015-1A
0.000%, 05/21/34(A) (B) (C)	1,000	614
Race Point VIII CLO, Ser 2013-8A, Cl ER
6.981%, VAR ICE LIBOR USD 3 Month + 6.850%, 02/20/30(C)	5,000	4,837
Regatta XI Funding Equity, Ser 2018-1A
0.000%, 07/17/31(A) (B) (C)	500	313
Rockford Tower CLO Equity, Ser 2018-1A
0.000%, 05/20/31(A) (B) (C)	1,750	1,225
Rockford Tower CLO Equity, Ser 2021-1A
0.000%, 07/20/34(A) (B) (C)	4,100	3,608
Rockford Tower CLO Equity, Ser 2021-2A
0.000%, 07/20/34(A) (B) (C)	4,750	4,144
Shackleton CLO, Ser 2018-3A, Cl ER
6.006%, VAR ICE LIBOR USD 3 Month + 5.880%, 07/15/30(C)	1,500	1,370
Shackleton CLO Equity, Ser 2019-14A
0.000%, 07/20/34(A) (B) (C)	500	390
Sound Point CLO III-R, Ser 2013-2RA, Cl E
6.126%, VAR ICE LIBOR USD 3 Month + 6.000%, 04/15/29(C)	1,000	884
Sound Point CLO XI Equity, Ser 2016-1A
0.000%, 07/20/28(A) (B) (C)	1,000	105
Sound Point CLO XII, Ser 2016-2A, Cl ER
7.034%, VAR ICE LIBOR USD 3 Month + 6.900%, 10/20/28(C)	1,500	1,485
Sound Point CLO XIX, Ser 2018-1A, Cl E
5.776%, VAR ICE LIBOR USD 3 Month + 5.650%, 04/15/31(C)	2,550	2,317

Description	Face Amount (000)	Value (000)
Sound Point CLO XIX Equity, Ser 2018-1A
0.000%, 04/15/31(A) (B) (C)	$2,250	$1,260
Sound Point CLO XVI, Ser 2017-2A, Cl E
6.225%, VAR ICE LIBOR USD 3 Month + 6.100%, 07/25/30(C)	700	637
Sound Point CLO XVII Equity, Ser 2017-3A
0.000%, 10/20/30(A) (B) (C)	500	305
Sound Point CLO XVIII, Ser 2017-4A, Cl D
5.634%, VAR ICE LIBOR USD 3 Month + 5.500%, 01/21/31(C)	2,000	1,816
Sound Point CLO XX, Ser 2018-2A, Cl E
6.125%, VAR ICE LIBOR USD 3 Month + 6.000%, 07/26/31(C)	3,000	2,804
Sound Point CLO XXI Equity, Ser 2018-3A
0.000%, 10/26/31(A) (B) (C)	1,000	550
Sounds Point CLO IV-R Equity, Ser 2013-3RA
0.000%, 04/18/31(A) (B) (C)	3,750	621
Southwick Park CLO Equity, Ser 2019-4A
0.000%, 07/20/32(A) (B) (C)	2,000	1,634
Steele Creek CLO, Ser 2016-1A, Cl ER
5.869%, VAR ICE LIBOR USD 3 Month + 5.750%, 06/15/31(C)	1,500	1,329
Steele Creek CLO, Ser 2017-1A, Cl E
6.326%, VAR ICE LIBOR USD 3 Month + 6.200%, 10/15/30(C)	1,900	1,734
Steele Creek CLO, Ser 2018-1A, Cl E
5.876%, VAR ICE LIBOR USD 3 Month + 5.750%, 04/15/31(C)	4,000	3,536
Steele Creek CLO Equity, Ser 2014-1RA
0.000%, 04/21/31(A) (B) (C)	3,500	1,426
Steele Creek CLO Equity, Ser 2018-2A
0.000%, 08/18/31(A) (B) (C)	2,500	1,454

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

August 31, 2021 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)/Shares	Value (000)
Symphony CLO XXV Equity, Ser 2021-25A
0.000%, 04/19/34(A) (B) (C)	$500	$446
Symphony CLO XXVI Equity, Ser 2021-26A
0.000%, 04/20/33(A) (B) (C)	4,250	2,479
Tallman Park CLO Equity, Ser 2021-1A
0.000%, 04/20/34(A) (B) (C)	12,765	10,523
TCW CLO Equity, Ser 2021-1A
0.000%, 03/18/34(A) (B) (C)	1,500	1,223
Wellfleet CLO, Ser 2017-3A, Cl D
5.684%, VAR ICE LIBOR USD 3 Month + 5.550%, 01/17/31(C)	500	474
Wellfleet CLO, Ser 2018-1A, Cl E
5.634%, VAR ICE LIBOR USD 3 Month + 5.500%, 07/17/31(C)	1,825	1,732
York CLO 2 Equity, Ser 2015-1A
0.000%, 01/22/31(A) (B) (C)	750	467
Total Asset-Backed Securities
(Cost $163,899)		164,719
Short-Term Investment [17.0%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	34,355,396	34,355
Total Short-Term Investment
(Cost $34,355)		34,355
Total Investments [98.8%]
(Cost $198,254)		$199,074

Percentages are based on net assets of $201,395 (000).

**	The rate reported is the 7-day effective yield as of August 31, 2021.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $158,621 (000), representing 78.8% of the net assets of the Fund.

Cl — Class
CLO — Collateralized Loan Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of August 31, 2021, in valuing the

Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$61,100	$103,619	$164,719
Short-Term Investment	34,355	—	—	34,355
Total Investments in Securities	$34,355	$61,100	$103,619	$199,074

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of August 31, 2021 (000):

Asset-Backed Securities
Beginning balance as June 1, 2021	$83,720
Transfers into Level 3	-
Transfers out of Level 3	-
Amort	-
Net purchases	38,970
Net sales	(17,583)
Realized gain (loss)	744
Change in unrealized appreciation (depreciation)	(2,232)
Ending balance as of August 31, 2021	$103,619

Net change in unrealized appreciation attributable
to Level 3 securities held at August 31, 2021	$(2,232)

CNR-QH-004-0600

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4